Retirement Benefit Plans (Schedule Of Cumulative Amounts Not Yet Recognized In Net Income (Loss)) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Funded Plans [Member]	Dec. 31, 2010 Pension Plans, Defined Benefit [Member] Funded Plans [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Unfunded Plans [Member]	Dec. 31, 2010 Pension Plans, Defined Benefit [Member] Unfunded Plans [Member]	Dec. 31, 2011 Postretirement Benefit Plans [Member]	Dec. 30, 2010 Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (benefit)		$ 1	$ (1)	$ (1)	$ (33)	$ (56)
Actuarial losses	389	356	34	33	63	100
Accumulated other comprehensive loss (before related tax benefits)	$ 389	$ 357	$ 33	$ 32	$ 30	$ 44